Via EDGAR Transmission

May 15, 2023

Oleg Bilinski

Chief Executive Officer

Mag Magna Corp.

325 W Washington St.,

Ste 2877 San Diego,

CA 92103

Re: Mag Magna Corp.

Amendment No. 4 to Registration Statement on Form S-1

Filed April 26, 2023

File No. 333-268561

Ladies and Gentelments,

Set forth below are the responses of Mag Magna Corp. (the “Company,” “we,” “us” or “our”) to comments received from the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”) by letter dated May 9, 2023, with respect to the Company’s Amendment No. 4 to Registration Statement on Form S-1, File No. 333-268561, initially filed with the Commission on February 21, 2023 (the “Registration Statement”).

Concurrently with the submission of this letter, we are filing through EDGAR Amendment No. 5 to the Registration Statement (“Amendment No. 5”).

For your convenience, each response is prefaced by the exact text of the Staff’s corresponding comment in bold, italicized text. All references to page numbers and captions correspond to Amendment No. 5 unless otherwise specified. Unless indicated otherwise, capitalized terms used, but not defined, herein shall have the meaning given to them in the Registration Statement.

Amendment No. 4 to Registration Statement on Form S-1 filed April 26, 2023

General

1.	We note your responses and revised disclosure which now indicates that you will not be selling any physical products or the MAGA and CHASIS components, but are seeking to "distribute, market and sell the methodology of the developed MAGA & CHASIS formulas in North America..." Please revise your prospectus in each place that you discuss MAGA and CHASIS to make clear that you are not distributing these components or any physical products. In addition, please either revise to support the statements regarding the performance of MAGA and CHASIS specifically to include clinical trial data, as previously requested, or remove the specific performance claims cited throughout the document. Please also explain why you believe this detailed information regarding MAGA and CHASIS is relevant given that you will not be selling these components. As currently drafted, the prospectus remains unclear regarding the company's business proposition and potential future sources of revenue.

Response: The Company will not be producing or distributing any physical products or the MAGA and CHASIS components. Instead, our intention is to distribute, market, and sell the methodology of the developed MAGA & CHASIS formulas along with consulting services. As of the date of this Prospectus, the Company intends to sell the methodology and offers consultation services. Neither any physical products nor other components are implied. The Company has revised the prospectus to make it clear that we are not distributing these components or any physical products, as well as removed the specific performance claims throughout the document.

We believe that by sharing the methodology of the formulas, we can provide valuable insight into the development of these formulas and the potential benefits they can provide. We believe in alternative methods of raising chickens without antibiotics, feed additives based on natural ingredients, and advanced technologies that will assist in developing the industry. Using feed additives without antibiotics can help promote sustainable livestock production, improving animal health and welfare, and reducing the environmental impact of livestock farming. Thus, our detailed information regarding MAGA and CHASIS is relevant to the sphere itself, and other specific organizations interested in alternative methods of reducing antibiotics in fed additives. Additionally, the accessibility of antibiotic-free cultivated meat provides individuals with a multitude of advantages, including reducing the risk of consuming antibiotic-resistant bacteria, promoting the adoption of healthier dietary options and contributing to environmental sustainability.

Kindly be aware that the MAGA and CHASIS formulas, integral constituents of the methodology, are not offered for sale by us. Having the methodology, and due to its development, we received 2 formulas: MAGA and CHASIS. In general, all combined it gives consumers meat grown without antibiotics. Our current product is a methodology for growing meat without antibiotics. The Company plans to generate income by selling the methodology of development formulas and providing consulting and advisory services to other companies. The Company plans to explore potential collaborations with other businesses and research institutions that seek to produce antibiotic-free meat. The Company is looking for new options for business development in this area.

MAG MAGNA CORP.

By:	/s/ Oleg Bilinski
Oleg Bilinski
Chief Executive Officer, Secretary, Treasurer, and Director